Yorkville Facilities (Details Narrative) - USD ($) $ in Thousands	1 Months Ended
	Aug. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 16, 2022	Nov. 30, 2022	Aug. 15, 2022	Mar. 24, 2021
[custom:StandbyEquityPurchasesAgreementDescription]	Company entered into a Standby Equity Purchase Agreement (“SEPA”) with the Yorkville Investor, which was subsequently amended on November 30, 2022. Pursuant to the SEPA, the Company has the right to sell to the Yorkville Investor, from time to time, up to $200.0 million of shares of Class A Common Stock until the earlier of the 36-month anniversary of the SEPA, and the date on which the facility has been fully utilized, subject to certain limitations and conditions set forth in the SEPA, including the requirement that there be an effective registration statement registering such shares and limitations on the volume of shares that may be sold. Shares will be sold to the Yorkville Investor at a price equal to 97% of the lowest daily VWAP of the Class A Common Stock during the three consecutive trading days immediately prior to any notice to sell such securities provided by the Company. The Yorkville Investor may not beneficially own greater than 9.99% of the outstanding shares of Class A Common Stock.
Debt Instrument, Face Amount				$ 11,900	$ 7,000		$ 60,000
[custom:PurchasePrice-0]					7,000
[custom:StandbyEquityPurchaseAgreementDescription]	Company entered into a Standby Equity Purchase Agreement (“SEPA”) with the Yorkville Investor, which was subsequently amended on November 30, 2022. Pursuant to the SEPA, the Company has the right to sell to the Yorkville Investor, from time to time, up to $200.0 million of shares of Class A Common Stock until the earlier of the 36-month anniversary of the SEPA, and the date on which the facility has been fully utilized, subject to certain limitations and conditions set forth in the SEPA, including the requirement that there be an effective registration statement registering such shares and limitations on the volume of shares that may be sold. Shares will be sold to the Yorkville Investor at a price equal to 97% of the lowest daily VWAP of the Class A Common Stock during the three consecutive trading days immediately prior to any notice to sell such securities provided by the Company. The Yorkville Investor may not beneficially own greater than 9.99% of the outstanding shares of Class A Common Stock
[custom:NoncurrentAsset-0]					$ 2,000
Yorkville Facilities [Member]
Debt Instrument, Face Amount		$ 10,000	$ 10,000
[custom:PurchasePrice-0]		10,000	10,000
Long-Lived Assets			$ 2,100
[custom:NoncurrentAsset-0]		$ 2,100
Common Class A [Member]
Shares, Issued						160,000
Common Class A [Member] | Yorkville [Member]
Shares, Issued	200,000